8. Indirect taxes and contributions recoverable	12 Months Ended
Dec. 31, 2017
Indirect Taxes And Contributions Recoverable
Indirect taxes and contributions recoverable

	2017	2016

ICMS	1,296,255	1,465,088
Other	39,332	35,909
	1,335,587	1,500,997

Current portion	(386,001)	(633,854)
Non-current portion	949,586	867,143

ICMS (value added tax on goods and services) amounts recoverable primarily refer to: (i) credits on the acquisition of property, plant and equipment directly related to the provision of telecommunications services (credits divided into 48 months), and (ii) ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, SIM cards, tablets and modems sold by TIM.